AB Long/Short Multi-Manager Fund
SUMMARY INFORMATION AB Long/Short Multi-Manager Fund
INVESTMENT OBJECTIVE:
The investment objective of the Fund is to seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 39 of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 63 of the Funds’ Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AB Long/Short Multi-Manager Fund	Class A Shares		Class C Shares		Advisor Class Shares	Class R Shares	Class K Shares	Class I Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]	none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB Long/Short Multi-Manager Fund		Class A	Class C	Advisor	Class R	Class K	Class I	Class Z
Management Fees		1.90%	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.08%	0.12%	0.06%	0.06%	0.05%	0.02%	0.02%
Other Expenses		3.62%	3.67%	3.33%	3.33%	3.31%	3.32%	3.70%
Dividend Expense, Borrowing Cost and Brokerage Expense on Securities Sold Short		0.87%	0.89%	0.74%	0.74%	0.75%	0.75%	0.92%
Total Other Expenses		4.57%	4.68%	4.13%	4.13%	4.11%	4.09%	4.64%
Total Annual Fund Operating Expenses		6.72%	7.58%	6.03%	6.53%	6.26%	5.99%	6.54%
Fee Waiver and/or Expense Reimbursement	[1]	(3.61%)	(3.70%)	(3.30%)	(3.30%)	(3.27%)	(3.25%)	(3.63%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		3.11%	3.88%	2.73%	3.23%	2.99%	2.74%	2.91%
[1]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through September 30, 2017 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with securities sold short, acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 2.24%, 2.99%, 1.99%, 2.49%, 2.24%, 1.99% and 1.99% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares (“expense limitations”). Any fees waived and expenses borne by the Adviser through May 31, 2015 may be reimbursed by the Fund until May 31, 2018. Any fees waived and expenses borne by the Adviser from June 1, 2015 through September 30, 2015 may be reimbursed by the Fund until May 31, 2019. In any case, no reimbursement payment will be made that would cause the Fund’s Total Annual Fund Operating Expenses to exceed the expense limitations.

Example
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect only for the agreed-upon period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Long/Short Multi-Manager Fund - USD ($)	Class A	Class C	Advisor	Class R	Class K	Class I	Class Z
After 1 Year	$ 726	$ 490	$ 276	$ 326	$ 302	$ 277	$ 294
After 3 Years	2,014	1,884	1,497	1,635	1,563	1,490	1,609
After 5 Years	3,259	3,301	2,692	2,904	2,793	2,679	2,884
After 10 Years	$ 6,189	$ 6,538	$ 5,576	$ 5,911	$ 5,734	$ 5,550	$ 5,902

For the share class listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption	AB Long/Short Multi-Manager Fund Class C USD ($)
After 1 Year	$ 390
After 3 Years	1,884
After 5 Years	3,301
After 10 Years	$ 6,538

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 146% of the average value of the portfolio.
PRINCIPAL STRATEGIES:
The Fund seeks to achieve its investment objective primarily by utilizing a long/short equity strategy (“Long/Short Strategy”). In order to implement the Long/Short Strategy, AllianceBernstein L.P. (the “Adviser”) will allocate the Fund’s assets among multiple investment sub-advisers (each a “Sub-Adviser”) that the Adviser believes have substantial experience managing assets in the global securities markets.

A Long/Short Strategy typically involves buying and/or selling securities believed to be significantly under- or over-priced by the market in relation to their potential value. The Adviser and the Sub-Advisers generally will seek to buy securities in the expectation that they will increase in value (called “going long”) and/or sell securities short in the expectation that they will decrease in value (called “going short”). The Adviser and the Sub-Advisers may invest in one or more countries, including developed and emerging market countries, and may specialize in a specific sector, industry or market capitalization. Many of the Sub-Advisers hedge portfolios through the use of short sales and/or the use of index options and futures and other derivative products. When the Fund sells securities short, it sells a stock that it does not own (but has borrowed) at its current market price in anticipation that the price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market at a later date and returns it to the lender.

While the Fund is generally expected to have a net long bias over time (the net long exposure of the Fund, i.e. long exposure minus short exposure, is generally expected to range between 40% and 60%), the individual Sub-Advisers may be net long, market neutral, or net short at any given time depending upon their individual strategies and/or their view of market conditions. In addition, certain Sub-Advisers are expected to focus primarily on long strategies while others may focus on short strategies.

The Adviser intends to hire and terminate Sub-Advisers in accordance with the terms of an application for an exemptive order that the Fund and the Adviser have received from the Securities and Exchange Commission (the “SEC” or the “Commission”). This order permits the Adviser, subject to the supervision and approval by the Board of Directors of AB Cap Fund, Inc. (the “Board”), to enter into sub-advisory agreements with Sub-Advisers, and to materially amend or terminate those agreements, in each case without seeking the approval of the Fund’s shareholders. The Sub-Advisers will not be affiliated with the Adviser. The initial shareholder of the Fund approved the Fund’s operation in this manner and reliance by the Fund on this exemptive order.

The Adviser currently allocates assets to the following Sub-Advisers:

Sub-Adviser
Passport Capital, LLC
Impala Asset Management LLC
Lyrical Asset Management LP
Sirios Capital Management, L.P.
Kynikos Associates LP

In addition to the Sub-Advisers listed above, Chilton Investment Company, LLC has been approved as a Sub-Adviser, and the Adviser may allocate a portion of the Fund’s assets to Chilton Investment Company LLC in the future.

The Adviser identifies potential Sub-Advisers through a variety of sources. The Sub-Adviser selection process is driven by both quantitative and qualitative analysis. For each prospective allocation to a new Sub-Adviser, the Adviser will first conduct an evaluation of the Sub-Adviser and its team and its investment strategies that it will employ for the Fund through analysis of, among other criteria, the prior investment returns of similar investment strategies (if any), portfolio exposures, current assets under management, and strategy outlook. The Adviser may also (i) conduct background checks; (ii) analyze whether the Sub-Adviser has the personnel, research and technology resources to effectively implement the Fund’s Long/Short Strategy; and (iii) conduct additional due diligence as the Adviser deems appropriate.

Investment Activities of the Adviser. The Adviser allocates the Fund’s assets to the Sub-Advisers but may from time to time manage a portion of the Fund’s assets directly. The Adviser may cause the Fund to invest in securities, options, futures, options on futures, swap contracts, or other derivatives or financial instruments. The Fund believes that providing the Adviser with the authority to invest directly in these types of securities and financial instruments provides the Adviser with greater investment flexibility and may allow the Adviser to take advantage of investment opportunities more quickly and efficiently than would otherwise be the case.

Under normal circumstances, the Fund primarily invests in equity securities and instruments with similar characteristics, including common stock, preferred stock, convertible securities, rights and warrants, depositary receipts, and securities or other instruments whose price is linked to the value of common or preferred stock. The Fund’s principal investments may include currencies and restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”).

The Fund may also invest in fixed-income and/or floating rate securities, including debt issued by corporations, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, debentures, debt participations, convertible bonds, non-investment grade securities (commonly known as “junk bonds”), and bank loans (including senior secured loans) and other direct indebtedness.

The Fund’s investments may be publicly traded or privately issued or negotiated. The Fund may invest without restriction as to issuer capitalization, country, currency, maturity or credit rating. The Fund’s investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging markets and securities denominated in a currency other than the U.S. dollar. The level of the Fund’s exposure to U.S. and international markets will vary over time based on the outlook of the Adviser and the individual Sub-Advisers. The Fund may from time to time invest a majority of its net assets in securities of foreign issuers, including securities of issuers in emerging markets. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund expects to use derivatives, such as options, futures, forwards and swaps, to a significant extent. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund’s exposure. For example, the Sub-Advisers may use various types of derivatives to take both a long and short position in securities or market segments. The Sub-Advisers or the Adviser may use derivatives to effectively leverage the Fund by creating aggregate exposure substantially in excess of the Fund’s net assets.

The Fund also may, from time to time, make investments in public investment vehicles, including other investment companies (including registered investment companies, which may be advised by the Adviser or an affiliate of the Adviser), exchange-traded funds (“ETFs”), European registered investment funds (“UCITS”), real estate investment trusts (“REITs”), private investment funds, and partnership interests, including master limited partnerships (“MLPs”).

The Fund is considered to be “non-diversified,” which means that the Investment Company Act of 1940, as amended (the “1940 Act”), does not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code of 1986, as amended).
PRINCIPAL RISKS:
  Market Risk: The value of the Fund’s assets will fluctuate as the stock or currency markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, because of economic changes or other events that affect large portions of the market. Market risk includes the risk that the Fund’s Long/Short Strategy may underperform the market generally.
  Allocation and Management Risk: The Adviser will invest the assets of the Fund primarily by allocating Fund assets to the Sub-Advisers. The success of the Fund depends, in part, upon the ability of the Sub-Advisers to develop and implement investment strategies to achieve the Fund’s investment objective. There is no assurance that the Adviser’s allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or the Sub-Advisers may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The success of the Fund’s investment program depends primarily on the trading and investing skills of the Sub-Advisers rather than on the trading and investing skills of the Adviser itself. To the extent that the Adviser is unable to select, manage, allocate appropriate levels of capital to, and invest with Sub-Advisers that, in the aggregate, are able to produce consistently positive returns for the Fund, the performance of the Fund may be impaired.

  Some Sub-Advisers have little experience managing registered investment companies which, unlike the private investment funds these Sub-Advisers tend to manage, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations. Subject to the overall supervision of the Fund’s investment program by the Adviser, each Sub-Adviser is responsible, with respect to the portion of the Fund’s assets it manages, for compliance with the Fund’s investment strategies and applicable law.

  The investment strategies implemented by the Sub-Advisers may fail to produce the intended results. The success of a particular Sub-Adviser is dependent on the expertise of its portfolio managers. Certain Sub-Advisers may have only one or a limited number of key individuals responsible for managing the Fund’s assets. The loss of one or more key individuals from a Sub-Adviser could have a materially adverse effect on the performance of the Fund.
  Short Sales Risk: It is expected that the Fund will engage in short-selling, which involves the sale of a security that the Fund does not own in the hope of purchasing the same or equivalent security at a later date at a lower price. A short sale involves the risk of an increase in the market price of the security, and therefore the possibility of a theoretically unlimited loss. The Fund must borrow the security to initiate the short sale, and it may be difficult and costly to effect the purchase of the security in order to return it to the lender, particularly if the security is illiquid. The Fund may for a number of reasons be forced to unwind a short sale at a disadvantageous price.
  Counterparty Risk: The Fund is expected to establish relationships with third parties to engage in derivative transactions and obtain prime and other brokerage services that permit the Fund to trade in any variety of markets or asset classes. If the Fund is unable to establish or maintain such relationships, such inability may limit the Fund’s transactions and trading activity, prevent it from trading at optimal rates and terms, and result in losses.

  Some of the markets in which the Fund may effect transactions are not “exchanged-based,” including “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to the credit evaluation and regulatory oversight to which members of “exchange-based” markets are subject. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions. Such “counterparty risk” is heightened for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. Furthermore, there is a risk that any of the Fund’s counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Fund’s counterparties were to become insolvent or the subject of insolvency proceedings, there exists the risk that the recovery of the Fund’s assets from the counterparty will be delayed or be of a value less than the value of the assets originally entrusted to the counterparty.
  Hedging Transactions Risk: The Fund may invest in securities and utilize financial instruments to seek to hedge fluctuations in the values of the Fund’s positions. However, hedging transactions will typically limit the opportunity for gain if the value of such positions should increase, and may not work as intended and actually compound losses. It may not be possible to hedge against certain price fluctuations at a reasonable cost. The Fund generally is not required to enter into hedging transactions and may choose not to do so.
  Volatility Risk: The Fund will frequently be subject to substantial volatility, which could result from a number of causes. Furthermore, because the Fund’s assets are invested through Sub-Advisers that implement the Fund’s Long/Short Strategy and may be committed to relatively few different investment techniques, the Fund may achieve less diversification than would be suggested by the number of Sub-Advisers being employed. The allocation of Fund assets to Sub-Advisers in response to particular market conditions could increase volatility and potential for loss if such market conditions continue to worsen or react in a manner not anticipated by the Adviser.
  Portfolio Turnover Risk: Certain Sub-Advisers may invest and trade securities on the basis of certain short-term market considerations. The resultant high portfolio turnover could potentially involve substantial brokerage commissions and fees.
  Fixed-Income Securities Risk: The Fund may invest in debt or other fixed-income securities of U.S. and non-U.S. issuers. The value of fixed-income securities will change in response to fluctuations in interest rates and changes in market perception of the issuer’s creditworthiness or other factors. The Fund may invest to a substantial degree in debt securities rated below investment grade, otherwise known as high-yield securities or “junk bonds.” High-yield securities may rank junior to other outstanding securities and obligations of the issuer. Moreover, high-yield securities may not be protected by financial covenants or limitations on additional indebtedness. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. High-yield securities face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the issuer’s inability to meet timely interest and principal payments. High-yield securities have speculative elements or are predominately speculative credit risks.
  Distressed Investments Risk: The Fund may invest in companies that are in poor financial condition, lack sufficient capital or that are involved in bankruptcy or reorganization proceedings. Securities and obligations of such distressed companies often trade at a discount to the expected enterprise value that could be achieved through a restructuring and an investor in such securities is exposed to risk that a restructuring will not occur, or will occur on unfavorable terms. Debt obligations of distressed companies are typically unrated, lower-rated or close to default. Securities of distressed companies are generally more likely to become worthless than securities of more financially stable companies.
  Derivative Instruments Risk: The Fund may enter into options, futures, forwards, swaps and other derivative instrument contracts. Derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. The prices of derivative instruments can be highly volatile. Depending on the nature of the derivative, price movements may be influenced by interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies.
  Small Capitalization and Recently Organized Companies Risk: Fund assets may be exposed, long and short, to securities of small capitalization companies and recently organized companies. Historically, such securities have been more volatile in price than those of larger capitalized, more established companies. These companies may have limited product lines, distribution channels and financial and managerial resources. Further, there is often less publicly available information concerning such companies than for larger, more established businesses. The equity securities of small capitalization companies may be traded in volumes that are lower than are typical of larger company securities.
  Non-U.S. Investments Risk: The Fund may invest in securities of non-U.S. companies and foreign countries. Investing in the securities of such companies and countries involves political and economic considerations, such as: the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on income or capital gains; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Fund’s investment opportunities. The economies of non-U.S. countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, asset reinvestment, resource self-sufficiency and balance of payments position. In addition, accounting and financial reporting standards that prevail in non-U.S. countries generally are not equivalent to U.S. standards and, consequently, less information may be available to investors in companies located in non-U.S. countries than is available to investors in companies located in the United States.
  Currency Risk: The Fund may invest a portion of its assets in instruments denominated in currencies other than the U.S. dollar, the prices of which are determined with reference to currencies other than the U.S. dollar. The Fund, however, generally values its securities and other assets in U.S. dollars. To the extent unhedged, the value of the Fund’s assets will fluctuate with currency exchange rates as well as with the price changes of the Fund’s investments. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of the Fund’s securities in their local markets. The Fund may utilize financial instruments such as currency options and forward contracts to hedge currency fluctuations, but there can be no assurance that such hedging transactions (if implemented) will be effective.
  Emerging Markets Risk: Investment in emerging market securities involves a greater degree of risk than investment in securities of issuers based in developed countries. Among other things, emerging market securities investments may carry the risks of less publicly available information, more volatile markets, less strict securities market regulation, less favorable tax provisions, and a greater likelihood of severe inflation, unstable currency, war and expropriation of personal property than investments in securities of issuers based in developed countries.
  Undervalued Securities Risk: The Fund may make certain investments in securities that the Sub-Advisers believe to be undervalued. However, there are no assurances that the securities will in fact be undervalued. In addition, it may take a substantial period of time before the securities realize their anticipated value, and such securities may never appreciate to the level anticipated by the Sub-Advisers.
  Quantitative Investment Risk: Certain Sub-Advisers may attempt to execute strategies for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that a Sub-Adviser’s use of quantitative models will result in effective investment decisions for the Fund. The success of a Sub-Adviser’s quantitative investment models is heavily dependent on the mathematical models used by the Sub-Adviser. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models also may have hidden biases or exposure to broad structural or sentiment shifts. Furthermore, the effectiveness of such models tends to deteriorate over time as more traders seek to exploit the same market inefficiencies through the use of similar models.
  Multi-Manager Risk: The multi-manager strategy employed by the Fund involves special risks, which include:
  Offsetting positions. Sub-Advisers may make investment decisions which conflict with each other; for example, at any particular time, one Sub-Adviser may be purchasing shares of an issuer whose shares are being sold (or being sold short) by another Sub-Adviser. Consequently, the Fund could indirectly incur transaction costs without accomplishing any net investment result.
  Proprietary investment strategy risk. Sub-Advisers may use proprietary or licensed investment strategies that are based on considerations and factors that are not fully disclosed to the Board or the Adviser. Moreover, these proprietary or licensed investment strategies, which may include quantitative mathematical models or systems, may be changed or refined over time. A Sub-Adviser (or the licensor of the strategies used by the Sub-Adviser) may make certain changes to the strategies the Sub-Adviser has previously used, may not use such strategies at all (or the Sub-Adviser’s license may be revoked), and may use additional strategies, where such changes or discretionary decisions, and the reasons for such changes or decisions, are also not fully disclosed to the Board or the Adviser. These strategies may involve risks under some market conditions that are not anticipated by the Adviser or the Fund.
  Non-Diversification Risk: The Fund is a “non-diversified” investment company, which means that the Fund may invest a larger portion of its assets in a smaller number of issuers than a diversified investment company. This increases the risks of investing in the Fund because the performance of each security in which the Fund invests has a greater impact on the Fund’s performance. To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the Fund may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence.
  Leverage Risk: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so.
  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.
  Real Estate Related Securities Risk: The Fund may invest in real estate related securities and may indirectly invest in real assets, such as real estate, natural resources and commodities, and infrastructure assets. Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investments in real assets involve a substantial degree of risk, including significant financial, operating and competitive risks. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are often subject to heavy cash flow dependency, default by borrowers and self-liquidation.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year; and
  how the Fund’s average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.ABFunds.com (click on “Menu—Americas—Individual Investors—US (US Citizens)”, then “Investments—Fund Performance”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Fund.
Bar Chart
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2016, the year-to-date unannualized return for Class A shares was -2.78%.

Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 2.33%, 1st quarter, 2015; and Worst Quarter was down -2.61%, 3rd quarter, 2015.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - AB Long/Short Multi-Manager Fund		1 Year	Since Inception [3]	Inception Date
Class A	[1],[2]	(4.78%)	(1.49%)	Sep. 30, 2014
Class A | Return After Taxes on Distributions	[1],[2]	(5.35%)	(1.97%)	Sep. 30, 2014
Class A | Return After Taxes on Distributions and Sale of Portfolio Shares	[1],[2]	(2.61%)	(1.31%)	Sep. 30, 2014
Class C	[2]	(2.28%)	1.16%	Sep. 30, 2014
Advisor	[2]	(0.24%)	2.20%	Sep. 30, 2014
Class R	[2]	(0.82%)	1.64%	Sep. 30, 2014
Class K	[2]	(0.53%)	1.96%	Sep. 30, 2014
Class I	[2]	(0.24%)	2.20%	Sep. 30, 2014
Class Z	[2]	(0.33%)	2.20%	Sep. 30, 2014
MSCI World Index (net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	[2],[4]	(0.87%)	0.10%
[1]	After-tax returns: – Are shown for Class A shares only and will vary for Class C, Class R, Class K, Class I, Class Z and Advisor Class shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges.
[3]	Inception date: September 30, 2014.
[4]	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the developed-market equity performance throughout the world.